Business Combinations - Revised Preliminary Allocation of The Purchase Price To Assets acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands		6 Months Ended
	Feb. 28, 2019	Jun. 30, 2019
Assets
Goodwill		$ 154,954
Developed Technology [Member]
Business Acquisition [Line Items]
Estimated useful lives of intangible assets		10 years
Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated useful lives of intangible assets		16 years
Customer Relationships [Member] | Minimum [Member]
Business Acquisition [Line Items]
Estimated useful lives of intangible assets		14 years
Customer Relationships [Member] | Maximum [Member]
Business Acquisition [Line Items]
Estimated useful lives of intangible assets		16 years
Manitoba Harvest
Assets
Cash and cash equivalents	$ 5,534
Accounts receivable	6,207
Inventory	15,331
Prepaid expenses and other current as	1,030
Property and equipment	23,581
Goodwill	127,681
Total assets	375,330
Liabilities
Accounts payable	4,973
Accrued expenses and other current liabilities	4,911
Deferred tax liability	55,174
Total liabilities	65,058
Net assets acquired	310,272
Manitoba Harvest | Trademarks [Member]
Assets
Intangible assets	54,688
Manitoba Harvest | Developed Technology [Member]
Assets
Intangible assets	6,988
Manitoba Harvest | Customer Relationships [Member]
Assets
Intangible assets	$ 134,290
Manitoba Harvest | Developed Technology [Member]
Business Acquisition [Line Items]
Estimated useful lives of intangible assets	10 years
Manitoba Harvest | Customer Relationships [Member] | Minimum [Member]
Business Acquisition [Line Items]
Estimated useful lives of intangible assets	14 years
Manitoba Harvest | Customer Relationships [Member] | Maximum [Member]
Business Acquisition [Line Items]
Estimated useful lives of intangible assets	16 years